General and administrative expenses (Tables)	3 Months Ended
Mar. 31, 2022
General and administrative expenses
Schedule of general and administrative expenses

	Three months ended
	March 31,	March 31,
	2022	2021
Amortization	$1,265,380	$911,829
Consulting fees	630,346	224,074
Insurance	723,192	425,297
Investor relations	310,175	197,962
Office expenses	942,385	281,956
Professional fees	1,164,383	359,253
Rent	264,454	311,802
Salaries	2,256,921	973,249
Share-based compensation expense	1,055,945	850,554
	$8,613,117	$4,535,976